UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)
116 1st St. SW, Suite C
Minot, ND 58701
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-701-852-1264

SHANNON D. RADKE, PRESIDENT
116 1st St. SW, Suite C
Minot, ND 58701



Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Quarterly Schedule Of Portfolio Holdings.

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2008

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 97.3%
General Obligations 5.4%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000               176,462
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               262,158
Missoula Cnty Sch Dist #4 Hellgate 4.25% 6/15/24                                 100,000                95,858
                                                                                                     ---------
                                                                                                       534,478
                                                                                                     ---------
Continuing Care Revenue Bonds  0.7%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                32,568
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                38,533
                                                                                                     ---------
                                                                                                        71,101
                                                                                                     ---------
Electric Power Revenue Bonds 11.7%
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy (AMBAC) 5.00% 03/01/31            355,000               342,774
Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC) 4.65% 08/01/23                 850,000               826,387
                                                                                                     ---------
                                                                                                     1,169,161
                                                                                                     ---------
Higher Education Revenue Bonds  12.4%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       440,000               453,473
MT St Brd Regents (MSU) Rev Facs Imp E (AMBAC)  5.00%  11/15/21                   80,000                80,057
MT Brd Regents (U of M) Hghr Ed Rev  5.75%  5/15/24                              135,000               145,160
Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                     140,000               149,188
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               405,057
                                                                                                     ---------
                                                                                                     1,232,935
                                                                                                     ---------
Hospital Revenue Bonds  22.4%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               148,239
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          270,000               292,272
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.80%  12/01/20                      105,000               112,658
MT Fac Fin Auth St Luke Cmnty Hlth 5.00% 01/01/22                                100,000               102,384
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18              200,000               202,972
MT Hlth Facs Auth Rev Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24          515,000               502,058
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               371,262
MT Fac Fin Auth Hlth Master Ln Pg  4.50% 05/01/27				 250,000               227,748
MT Fac Fin Auth	 Rev Benefits Health Sys 4.75% 01/01/24                          150,000               150,648
MT Fac Fin Auth Rev Benefits Health 4.75% 01/01/25                               125,000               123,969
                                                                                                     ---------
                                                                                                     2,234,210
                                                                                                     ---------
Housing Revenue Bonds  17.6%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                              65,000                65,169
MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                  75,000                75,143
MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                 685,000               705,043
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 105,000               108,384
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                  80,000                82,260
MT St Brd Hsg Sngle Fam Mtg Ser B-2  5.55%  06/01/33                             135,000               137,535
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85%  12/01/26                               200,000               196,920
MT St Brd Hsg Sngle Fam Mtg Ser A-1 4.50%  12/01/27                              300,000	       277,443
MT St Brd Hsg AMT Sngl Fam Mtg Ser B 4.75% 12/01/27                              110,000               105,010
                                                                                                     ---------
                                                                                                     1,752,907
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds  12.0%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               255,215
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               174,060
MT Fac Fin Auth Rev Childrens Home  4.55%  01/01/17                              250,000               256,280
MT Fac Fin Auth Rev Cmnty Counsl & Corectl Svcs 4.50%  10/01/23                  240,000               233,990
MT Fac Fin Auth Boyd Andrew Cmnty (CIFG) 4.375% 10/01/20                         285,000               280,095
                                                                                                     ---------
                                                                                                     1,199,640
                                                                                                     ---------

Other Revenue Bonds 15.1%
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               109,152
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               109,053
Puerto Rico Childrens Trust Fund  Tob Settlement Rev  6.00%  07/01/26            195,000               209,420
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.25%  07/01/10               100,000               101,635
MT Fac Fin Auth Prerelease Ctr Rev (XLCA) 5.25% 10/01/20                         300,000               317,979
Missoula MT Spl Impt Dists No 540 4.60% 07/01/24                                 100,000                91,975
Missoula MT Spl Impt Dists No 540 4.60% 07/01/25                                 105,000                93,192
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26                    125,000               127,241
Missoula MT Spl Assmnt Pooled Spl Sidewalk Curb 4.75% 07/01/27                   200,000               175,560
Bozeman MT Downtown Impt Dist 4.95% 07/01/28                                     200,000               175,900
                                                                                                     ---------
                                                                                                     1,511,107
                                                                                                     ---------

Total Municipal Bonds (cost $9,799,156)                                                              9,705,539

SHORT-TERM INVESTMENTS  1.4%
Federated Muni Obligation Fund #852                                              144,000               144,000
Total Short-Term Investments (cost:$144,000)                                                           144,000
                                                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES OWNED 98.7% (Cost $9,943,156)                                       9,849,539

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 1.3%                                                   128,203
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,019,312.282 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                $9,977,742
                                                                                                   ===========

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2008

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  96.3%
General Obligations  18.6%
Fargo ND Pub Sch Dist 5.00% 05/01/23				                 200,000               196,014
Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                               60,000                61,464
Fargo ND Ref & Impt Ser D (MBIA)  5.00%  05/01/28                                200,000               198,240
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                52,400
Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                               70,000                70,080
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                52,705
Bismarck ND Ref Ser T 4.45% 05/01/21                                             100,000                98,682
Grand Forks ND Pub Bldg Ser A 4.625% 12/01/26                                    100,000                95,476
Minot ND Ref Impt Ser A 4.50% 10/01/22                                           195,000               189,249
                                                                                                     ---------
                                                                                                     1,014,310
                                                                                                     ---------
Building Authority Revenue Bonds  7.4%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                52,630
Grand Forks Cnty Bldg Auth Rev   5.00%   12/01/20                                200,000               202,942
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                52,336
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                96,694
                                                                                                     ---------
                                                                                                       404,602
                                                                                                     ---------

Continuing Care Revenue Bonds  3.9%
Burleigh Cnty Indl Dev Rev MO Slope Luth Care 5.05% 11/01/18                     125,000               117,945
Grand Forks ND SR Hsg Rev Ref 4000 Valley Square Proj 5.00% 12/01/16             100,000                96,296
                                                                                                     ---------
                                                                                                       214,241
                                                                                                     ---------

Education Revenue Bonds  4.7%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                51,577
Minot Pub School District No 1 Bldg Auth  4.80%  05/01/23                        210,000               205,476
                                                                                                     ---------
                                                                                                       257,053
                                                                                                     ---------
Higher Education Revenue Bonds  11.3%
ND St Brd Hghr Ed Student Svcs Facs MSU   5.00%   08/01/18                       175,000               166,656
ND St Brd Hghr Ed Student Svcs Facs MSU   5.50%   08/01/23                       125,000               119,000
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000                97,835
ND St Brd Hghr Ed Rev HSG & Aux  5.00%  04/01/21                                 150,000               159,550
NDSU Rev Ser 2006A 4.75% 04/01/29                                                 75,000                71,062
                                                                                                     ---------
                                                                                                       614,103
                                                                                                     ---------
Hospital Revenue Bonds  9.2%
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA)  5.375%  06/01/27                   100,000                99,459
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                68,941
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                45,853
Fargo ND Hlth Sys Rev Meritcare Obl 5.125% 06/01/27                               75,000                74,316
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                22,142
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                25,398
Ward Cnty ND Hlth Care Fac Rev	5.125% 07/01/29                                    200,000             162,790
                                                                                                     ---------
                                                                                                       498,899
                                                                                                     ---------
Housing Revenue Bonds  12.8%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,471
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               154,525
ND St Hsg Fin Agy Rev Ser D 5.20% 07/01/22                                       200,000               202,828
ND St Hsg Fin Agy Rev Hsg Fin-Home 4.45% 07/01/16                                100,000               100,872
ND St Hsg Fin Ady Rev Hsg Fin Pg Home Mtg A 5.80% 07/01/10                        55,000                55,814
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg 5.70% A 07/01/09                        50,000                50,737
ND St Hsg Fin Agy Rev Hsg Fin-Home Mtg A 6.10% 07/01/28                            5,000                 5,021
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 5,021
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.25% 07/01/18                        35,000                35,094
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.55% 07/01/22                        60,000                60,135

                                                                                                     ---------
                                                                                                       695,518
                                                                                                     ---------
Transportation Revenue Bonds  2.9%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               159,557
                                                                                                     ---------
                                                                                                       159,557
                                                                                                     ---------
Water Revenue Bonds  5.9%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                53,270
South Central Reg Water Dist Burleigh Cnty Rev  5.00%  10/01/23                  150,000               139,779
ND St Water Comm Rev Water Dev and Mgmt Prog 5.0% 08/01/25                       125,000               125,289
                                                                                                     ---------
                                                                                                       318,338
                                                                                                     ---------
Other Revenue Bonds  19.6%
ND St Muni Bond Bank Cap Fin Prog Ser A 5.30% 06/01/25                           120,000               121,929
Mercer Cnty PCR Otter Tail Corp 4.85% 09/01/22                                   115,000               113,045
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,471
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                52,964
ND St.Muni Bond Bank St. Revolv Fd Prog Ser A 4.625% 10/01/19                    135,000               135,822
Puerto Rico Childrens Trust Fund Settlement Rev  6.00%  07/01/26                  15,000                16,109
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               162,648
ND Pub Fin Auth Cap Fin Prog Ser A  5.00%  6/01/31                               100,000                94,728
ND Pub Fin Auth Indl Dev Prog Ser A 5.00%  6/01/20                               150,000               149,833
Willams Cnty ND Sales Tax Rev 5.00% 11/01/21                                     100,000                97,623
Grand Forks ND Mosquito Ctl Resv Rev Ser B 4.75% 09/01/24                        100,000                98,406
                                                                                                     ---------
                                                                                                     1,069,578
                                                                                                     ---------

Total Municipal Bonds (cost $5,332,216)                                                              5,246,199

SHORT-TERM INVESTMENTS  2.4%
Federated Municipal Obligations Fund #852                                        133,000               133,000
                                                                                                     ---------
Total Short Term Investment (cost: $133,000)                                                           133,000
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  98.7% (COST $5,465,216)                                      5,379,199

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.3%                                                   68,342
                                                                                                    ----------

NET ASSETS APPLICABLE TO 551,117.976 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                 $5,447,541
                                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2008

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  89.2%



Auto Parts  1.5%
Johnson Controls                                                 2,200                  74,360
                                                                                      --------
                                                                                        74,360
                                                                                      --------
Banks/Financial Services  15.9%
BB&T								 2,200                  70,532
Lincoln National                                                 1,500                  78,000
JP Morgan Chase & Co						 3,300                 141,735
Morgan Stanley                                                   2,600                 118,820
U.S. Bancorp                                                     3,400                 110,024
Sun Trust Banks                                                  1,800                  99,252
Legg Mason                                                       1,200                  67,176
PNC Financial Services                                           1,700                 111,469
                                                                                      --------
                                                                                       797,008
                                                                                      --------
Basic Materials  2.7 %
Freeport-McMoran Copper & Gold                                     600                  57,732
Bunge Limited                                                      900                  78,192
                                                                                      --------
                                                                                       135,924
                                                                                      --------
Computer/Communications Related  5.2%
Microsoft                                                        4,500                 127,710
Time Warner Cable                                                5,300                 132,394
                                                                                      --------
                                                                                       260,104
                                                                                      --------
Conglomerates  2.5%
General Electric                                                3,400                  125,834
                                                                                      --------
                                                                                       125,834
                                                                                      --------

Drug  5.3%
Merck                                                           3,300                  125,235
Pfizer						                6,700		       140,231
                                                                                      --------
                                                                                       265,466
                                                                                      --------
Drug Distribution  3.2%
Amerisource Bergen                                               1,100                  45,078
CVS Corp.                                                        2,800                 113,428
                                                                                      --------
                                                                                       158,506
                                                                                      --------
Energy  16.7%
Anadarko Petroleum                                               1,300                  81,939
Apache                                                             800                  96,656
BP Amoco                                                         1,800                 109,170
ChevronTexaco                                                    2,200                 187,792
ConocoPhillips                                                   2,100                 160,041
Exxon Mobil                                                      2,400                 202,992
                                                                                      --------
                                                                                       838,590
                                                                                      --------
Entertainment 2.7%
Disney                                                           4,300                 134,934
                                                                                      --------
                                                                                       134,934
                                                                                      --------
Food 1.5%
Dean Foods                                                       3,700                  74,333
                                                                                      --------
                                                                                        74,333
                                                                                      --------
Household Products  2.6%
Kimberly-Clark                                                   2,000                 129,100
                                                                                      --------
                                                                                       129,100
                                                                                      --------
Industrial Goods 2.5%
Boeing Company                                                   1,700                 126,429
                                                                                      --------
                                                                                       126,429
                                                                                      --------
Insurance  4.8%
American International Group                                     2,800                 121,100
Hartford Financial Services Group                                1,600                 121,232
                                                                                      --------
                                                                                       242,232
                                                                                      --------

Metals  2.2%
ALCOA                                                            1,400                  50,484
Rio Tinto Plc ADR                                                  151                  62,188
                                                                                      --------
                                                                                       112,672
                                                                                      --------
Multi-Industry  2.5%
Honeywell                                                        2,200                 124,124
                                                                                      --------
                                                                                       124,124
Packaging  2.4%
Sealed Air                                                       4,800                 121,200
                                                                                      --------
                                                                                       121,200

Business Services  2.4%
Target								    2,400              121,632
                                                                                      --------
                                                                                       121,632
                                                                                      --------


Telecommunications  7.0%
Verizon Communications                                           3,800                 138,510
AT&T                                                             5,500                 210,650
                                                                                      --------
                                                                                       349,160
                                                                                      --------
Transportation  1.0%
Canadian Pacific                                                   800                  51,432
                                                                                      --------
                                                                                        51,432
                                                                                      --------
Utilities  4.6%
Public Service Enterprise Group                                  1,900                  76,361
American Electric Power                                          1,900                  79,097
Dominion Resources                                               1,900                  77,696
                                                                                      --------
                                                                                       233,154
                                                                                      --------

Total Common Stocks (Cost $3,983,238)                                                4,476,194

SHORT-TERM INVESTMENTS 10.7%
Federated Prime Value Obligations #853                         248,000                 248,000
FWB Collective Asset Account                                   240,000                 240,000
Fed Treasury Cash Reserve                                       50,000                  50,000
                                                                                    ----------
Total Short-Term Investments (cost: $538,000)                                          538,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.9% (COST $4,521,238)                       5,014,194

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 0.1%                                     5,997
                                                                                    ----------
NET ASSETS APPLICABLE TO 426,611.342 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $5,020,191
                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2008

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  88.4%

Air Services  1.5%
Bristow Group                                                    1,100                  59,037
                                                                                      --------
                                                                                        59,037
                                                                                      --------


Auto Related  1.3%
Borg Warner                                                      1,200                  51,636
                                                                                      --------
                                                                                        51,636
                                                                                      --------
Basic Materials  5.6%
Albany International                                             1,000                  36,140
Walter Industries                                                2,100                 131,523
Rosetta Resources						 2,800                  55,076
                                                                                      --------
                                                                                       222,739
                                                                                      --------
Chemical  2.3%
RPM                                                              4,400                  92,136
                                                                                      --------
                                                                                        92,136
                                                                                      --------
Construction/Engineering  1.5%
Pike Electric Corp                                                4,200                 58,506
                                                                                      --------
                                                                                        58,506
                                                                                      --------
Consumer Goods  3.6%
Chiquita Brands                                                   6,100                140,971
                                                                                      --------
                                                                                       140,971
                                                                                      --------

Drug Manufacturer  1.7%
Chattem                                                           1,000                 66,340
                                                                                      --------
                                                                                        66,340
                                                                                      --------
Electronics  1.3%
Technitrol                                                       2,200                  50,886
                                                                                      --------
                                                                                        50,886
                                                                                      --------
Energy  7.3%
Cimarex Energy                                                     800                  43,792
Piedmont Natural Gas                                             4,100                 107,666
Oil States Intl Inc                                              1,400                  62,734
Cleco								 3,400                  75,412
                                                                                      --------
                                                                                       289,604
                                                                                      --------
Financial 12.0%
First Midwest Bancorp                                            3,200                  88,864
Hanmi Financial                                                  3,600                  26,604
Options Xpress Holdings                                          3,200                  66,272
Zenith National Insurance                                        1,700                  60,962
First Niagara Financial Group					 4,000                  54,360
Sterling Bancshares                                              6,100                  60,634
Trustmark                                                        3,300                  73,524
Strategic Hotels						 3,400                  44,642
                                                                                      --------
                                                                                       475,862
                                                                                      --------

Food Processing  2.3%
Performance Food Group                                           2,800                  91,504
                                                                                      --------
                                                                                        91,504
                                                                                      --------
Healthcare  2.3%
Sciele Pharma Inc                                                4,700                  91,650
                                                                                      --------
                                                                                        91,650
                                                                                      --------

Household Products  2.1%
Church & Dwight                                                  1,500                  81,360
                                                                                      --------
                                                                                        81,360
                                                                                      --------
Industrial Products  6.3%
AO Smith                                                         2,350                  77,244
CLARCOR                                                          1,000                  35,550
Teleflex                                                         1,300                  62,023
Nordson Corp                                                     1,400                  75,390
                                                                                      --------
                                                                                       250,207
                                                                                      --------
Insurance  4.9%
IPC Holdings                                                     3,600                 100,800
Protective Life                                                  2,300                  93,288
                                                                                      --------
                                                                                       194,088
                                                                                      --------
Medical Services/Supplies  6.7%
Owens & Minor                                                    2,400                  94,416
West Pharm. Services                                             1,800                  79,614
Senior Housing Properties Trust                                  3,900                  92,430
                                                                                      --------
                                                                                       266,460
                                                                                      --------
Packaging  5.0%
Aptar Group                                                      2,800                 109,004
Tupperware                                                       2,300                  88,964
                                                                                      --------
                                                                                       197,968
                                                                                      --------

Retail  3.9%
BJ's Wholesale                                                   3,100                 110,639
Carters Inc.                                                    2,800                  45,220
                                                                                      --------
                                                                                       155,859
                                                                                      --------
Services  5.6%
Jack in the Box                                                  1,500                  40,305
Long Drugs Stores                                                1,200                  50,952
School Specialty                                                 1,400                  44,156
Wabtec                                                           2,300                  86,618
                                                                                      --------
                                                                                       222,031
                                                                                      --------
Technology  7.1%
ON Semiconductor                                                  9,900                 56,232
Diodes Inc                                                        2,550                 55,998
Epicor Software Corp						  7,300                 81,760
Ness Technologies                                                 3,600                 34,164
Brocade Comm							  7,500                 54,750
                                                                                      --------
                                                                                       282,904
                                                                                      --------
Toy  1.9%
RC2 Corp.                                                        3,400                  71,298
                                                                                      --------
                                                                                        71,298
                                                                                      --------
Utilities  2.2%
Westar Energy Inc                                                 3,900                 88,804
                                                                                      --------
                                                                                        88,804
                                                                                      --------

Total Common Stocks (Cost $3,159,201)                                                3,501,850

SHORT-TERM INVESTMENTS  11.5%
Federated Prime Value Obligations Fund #853                    192,000                 192,000
FWB Collective Asset Acount                                    206,000                 206,000
Fed Treasury Cash Reserve #125                                  58,000                  58,000
                                                                                    ----------
Total Short-Term Investments (Cost $456,000)                                           456,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.9% COST ($3,615,201)                       3,957,850

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.01%                                   2,034
                                                                                    ----------

NET ASSETS APPLICABLE TO 287,294.391 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,959,884
                                                                                    ==========

Item 2. Controls and Procedures

(a) The Principal Executive and Principal Financial Officers concluded that the registrants Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.


	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.



<SEQUENCE>2
<FILENAME>nqcert.txt
CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  May 2, 2008

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Executive Officer



CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  May 2, 2008

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Financial Officer

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VIKING MUTUAL FUNDS

By: /s/ Shannon D. Radke
- --------------------------------
Shannon D. Radke
Principal Executive Officer

Date: May 2, 2008


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Executive Officer

Date: May 2, 2008


By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Financial Officer

Date: May 2, 2008


</SEC-DOCUMENT>
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